Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
MasterWerke Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 02, 2012
Global Digital Imaging Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 08, 2012
Global Rich Innovation Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	Feb. 26, 2013
Global Auto Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	Feb. 28, 2013
Wing Shing Overseas Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 28, 2013